Stockholders' Deficit (Details Textual 1) - USD ($)		1 Months Ended										3 Months Ended
	Jan. 19, 2016	Jan. 29, 2016	Oct. 31, 2015	Jul. 30, 2015	Apr. 30, 2015	Oct. 31, 2014	Aug. 31, 2014	Apr. 30, 2014	Mar. 31, 2014	Feb. 28, 2014	Feb. 28, 2010	Mar. 31, 2015	Dec. 31, 2009
Stockholders Equity Note Disclosure [Line Items]
Common shares issued for payment of interest (in shares)	6,283
Ratio of forward stock splits issued and outstanding shares		1 for 250									1.3157895:1
Post Merger [Member]
Stockholders Equity Note Disclosure [Line Items]
Cancelled shares of common stock											7,895
Issued shares of common stock											85,230
Common stock, shares issued													95,320
Common stock, shares outstanding													95,320
Common shares issued for payment of interest (in shares)			13,333	6,575	6,138	4,800	5,275	8,276		4,196		4,781
Common shares issued for payment of interest			$ 60,000	$ 60,000	$ 60,000	$ 60,000	$ 60,000	$ 60,000		$ 60,000		$ 60,000
Common stock fair value price per share			$ 5.00	$ 10.00	$ 10.00	$ 12.50	$ 12.50	$ 7.50		$ 15.00		$ 12.50
Common shares issued for services rendered, shares								643	379
Common stock issued for consulting services, value								$ 4,500	$ 4,500
Fair market value price per share								$ 7.50	$ 12.50